Label	Element	Value
Direxion Auspice Broad Commodity Strategy ETF | Dreyfus Government Cash Management Institutional Shares [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	98.30%
Direxion Auspice Broad Commodity Strategy ETF | Gold June 2025 Futures [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	2.00%
Direxion Auspice Broad Commodity Strategy ETF | Natural Gas April 2026 Futures [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	0.20%
Direxion Auspice Broad Commodity Strategy ETF | Sugar July 2025 Futures [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	0.00%
Direxion Auspice Broad Commodity Strategy ETF | Futures Contracts [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	28.20%
Direxion Auspice Broad Commodity Strategy ETF | Short-Term Investments and Other Assets [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	99.00%
Direxion Auspice Broad Commodity Strategy ETF | Futures Contracts [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	1.00%